UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 01/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.0%          $ 2,750  Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2022                                                                  $    2,945
                          2,200  Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 4.75% due 1/01/2025                                                                       2,219
                          1,400  University of Alabama, General Revenue Bonds, Series A, 5% due 7/01/2034 (f)              1,432
--------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.8%            2,640  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                                 5% due 12/01/2037                                                                         2,525
--------------------------------------------------------------------------------------------------------------------------------
California - 30.9%       10,000  Alameda Corridor Transportation Authority, California, Capital Appreciation
                                 Revenue Refunding Bonds, Subordinate Lien, Series A, 5.464% due 10/01/2024 (a)(m)         8,386
                          6,000  Alameda Corridor Transportation Authority, California, Capital Appreciation
                                 Revenue Refunding Bonds, Subordinate Lien, Series A, 5.495% due 10/01/2025 (a)(m)         5,029
                            950  Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (d)                                   979
                          5,000  Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public
                                 Improvements Project), Senior Series A, 6% due 9/01/2024 (d)                              5,946
                            600  Antelope Valley, California, Community College District, GO (Election of 2004),
                                 Series B, 5.25% due 8/01/2039 (f)                                                           637
                          1,600  Arcadia, California, Unified School District, Capital Appreciation, GO (Election
                                 of 2006), Series A, 4.96% due 8/01/2039 (d)(m)                                              312
                          2,400  Cabrillo, California, Community College District, GO (Election of 2004), Series B,
                                 5.20% due 8/01/2037 (f)(m)                                                                  518
                          2,350  California State, GO, Refunding, 5.25% due 9/01/2010 (g)                                  2,466
                          4,940  California State, GO, Refunding, 5.125% due 6/01/2011 (g)                                 5,222
                             20  California State, GO, Refunding, 5.125% due 6/01/2027                                        21
                             60  California State, GO, Refunding, 5.125% due 6/01/2031                                        62
                          4,400  California State, GO, Refunding, 5.25% due 2/01/2033 (i)                                  4,548
                          4,300  California State, GO, Refunding, 5% due 6/01/2037 (c)                                     4,439
                          1,900  California State Public Works Board, Lease Revenue Bonds (Department of
                                 Corrections), Series C, 5% due 6/01/2025                                                  1,938
                          2,600  California State University, Systemwide Revenue Bonds, Series A, 5%
                                 due 11/01/2035 (b)                                                                        2,671

Portfolio Abbreviations

To simplify the listings of BlackRock MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
PCR         Pollution Control Revenue Bonds
S/F         Single-Family

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                        Value
--------------------------------------------------------------------------------------------------------------------------------
                        $ 8,490   California State, Various Purpose, GO, 5.50% due 11/01/2033                         $    8,973
                            850   Chino Valley, California, Unified School District, GO (Election of 2002),
                                  Series C, 5.25% due 8/01/2030 (f)                                                          900
                          1,600   East Side Union High School District, California, Santa Clara County, GO
                                  (Election of 2002), Series D, 5% due 8/01/2026 (c)                                       1,673
                            900   Fresno, California, Unified School District, GO (Election of 2001), Series E,
                                  5% due 8/01/2030 (d)                                                                       938
                          2,835   Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (c)(g)                           3,104
                          3,000   Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series B, 5.625% due 6/01/2013 (g)(k)                          3,303
                          5,300   Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                  Bonds, Series C, 5% due 7/01/2029 (f)                                                    5,485
                          2,965   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2029 (b)                                                        3,069
                          1,655   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2036 (b)                                                        1,699
                          5,000   Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                  Redevelopment Project - Area Number 1), 5.125% due 3/01/2030 (f)                         5,156
                          7,455   Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (b)                7,589
                          1,750   Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                  Redevelopment Project), 5.125% due 6/15/2033 (a)                                         1,798
                          3,850   Sacramento, California, Unified School District, GO (Election of 2002),
                                  5% due 7/01/2030 (f)                                                                     3,996
                          1,100   Southern California Public Power Authority, Natural Gas Project Number 1, Revenue
                                  Bonds, Series A, 5% due 11/01/2028                                                       1,079
                          6,145   Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                  Capital Projects), 5.125% due 9/01/2030 (b)                                              6,354
                          1,600   Tamalpais, California, Union High School District, GO (Election of 2001),
                                  5% due 8/01/2028 (d)                                                                     1,655
                          2,325   Ventura County, California, Community College District, GO (Election of 2002),
                                  Series B, 5% due 8/01/2030 (f)                                                           2,414
--------------------------------------------------------------------------------------------------------------------------------
Colorado - 8.4%           2,135   Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                  Hospital Project), 5.75% due 12/01/2010 (g)(i)                                           2,274
                             25   Colorado HFA, Revenue Bonds (S/F Program), AMT, Senior Series A-1, 7.40%
                                  due 11/01/2027                                                                              25
                            530   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                  due 4/01/2031                                                                              547
                          1,200   Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                  Series A, 5.50% due 3/01/2032 (h)                                                        1,275
                          1,200   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                  Communities Inc.), Series A, 5.50% due 12/01/2027 (i)                                    1,230
                            675   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                  Communities Inc.), Series A, 5.50% due 12/01/2033 (i)                                      687

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                        Value
--------------------------------------------------------------------------------------------------------------------------------
                        $ 3,875   Colorado Water Resources and Power Development Authority, Clean Water Revenue
                                  Bonds, Series A, 6.25% due 9/01/2010 (g)                                            $    4,168
                          2,000   Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT,
                                  Series A, 6% due 11/15/2018 (a)                                                          2,104
                          5,450   El Paso County, Colorado, School District Number 49, Falcon, GO, Series A,
                                  6% due 12/01/2009 (d)(g)                                                                 5,982
                          7,900   Northwest Parkway Public Highway Authority, Colorado, Capital Appreciation
                                  Revenue Bonds, Senior Convertible, Series C, 5.345% due 6/15/2025 (d)(m)                 7,310
                          1,900   Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Series A,
                                  5.50% due 6/15/2021 (a)                                                                  2,033
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia -    1,600   District of Columbia, GO, Series A, 4.75% due 6/01/2036 (b)                              1,600
0.5%
--------------------------------------------------------------------------------------------------------------------------------
Florida - 1.7%            3,600   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series C, 5.25% due 11/15/2036                                3,673
                          2,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                  Refunding Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032               2,018
--------------------------------------------------------------------------------------------------------------------------------
Georgia - 12.6%          17,355   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                  due 1/01/2033 (d)                                                                       18,086
                          2,900   Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (d)              2,974
                          1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2033 (f)    1,018
                          4,250   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (f)    4,313
                          2,300   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (d)                2,400
                          2,500   Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25% due 1/01/2035 (b)           2,604
                          7,725   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE, 7%
                                  due 1/01/2025 (a)                                                                       10,182
--------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.0%          5,670   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 5.75% due 1/01/2023 (d)                                                      6,060
                          2,500   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 6% due 1/01/2029 (c)                                                         2,704
                          2,460   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(g)    2,681
                         20,120   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.341%
                                  due 6/15/2030 (a)(m)                                                                    18,919
                          4,500   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5%
                                  due 6/15/2032 (a)                                                                        4,606
                          2,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due
                                  6/15/2023 (f)                                                                            2,169
                         10,115   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20% due
                                  11/01/2020 (a)                                                                          12,371
--------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.7%          4,500   Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (f)                     4,650
                          3,600   Louisiana Local Government Environmental Facilities and Community Development
                                  Authority, Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                  6.30% due 7/01/2030 (a)                                                                  4,231
                          2,035   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                  Series B, 5% due 6/01/2023 (a)                                                           2,120
                          4,950   Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75% due 5/01/2039 (d)      4,953
                          3,735   Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                  Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(m)                                1,318

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                        Value
--------------------------------------------------------------------------------------------------------------------------------
                        $ 3,650   Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project)
                                  AMT, 4.70% due 11/01/2036 (a)                                                       $    3,432
                          1,400   Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                  Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)               1,494
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.8%      2,600   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                  Senior Series A-2, 5.12% due 7/01/2035 (m)                                                 645
                          1,600   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80%
                                  due 12/01/2027 (d)                                                                       1,552
                          2,000   Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                  (Lahey Clinic Medical Center), Series D, 5.25% due 8/15/2037                             2,030
                          8,800   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  Series A, 5% due 8/15/2030 (d)                                                           9,133
                          7,500   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                  5.25% due 1/01/2014 (b)(g)                                                               8,144
                            950   Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                  Series B, 5.125% due 8/01/2027 (f)                                                         994
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.6%           1,900   Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                  due 7/01/2036 (b)                                                                        1,954
                          1,700   Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                  Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                       1,751
                          1,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                  (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50% due
                                  6/01/2030 (c)                                                                            1,355
                          2,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                  (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65% due
                                  9/01/2029 (c)                                                                            2,589
                          4,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                  (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.45% due
                                  12/15/2032 (c)                                                                           4,432
--------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.9%          3,083   Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue
                                  Bonds (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (n)(o)        3,083
--------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%        2,400   Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(g)         2,563
--------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%           1,700   Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                  Project), AMT, 5.90% due 11/01/2027                                                      1,812
--------------------------------------------------------------------------------------------------------------------------------
Nevada - 4.3%             3,100   Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                  Series A, 5.50% due 9/01/2033 (i)                                                        3,160
                          1,500   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                  due 7/01/2030 (b)                                                                        1,541
                          3,200   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                  due 7/01/2036 (b)                                                                        3,269
                          5,060   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 4.75%
                                  due 9/01/2036 (b)                                                                        4,808
                          1,300   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series D, 5.25%
                                  due 3/01/2038 (b)                                                                        1,328
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.4%      7,390   New Hampshire Health and Education Facilities Authority Revenue Bonds
                                  (Dartmouth-Hitchcock Obligation Group), 5.50% due 8/01/2027 (d)                          7,832
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.6%       $   700   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                    $      721
                          1,165   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                         1,224
                          2,600   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                                  7/01/2029 (f)                                                                            2,689
                          9,325   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                  7/01/2031 (f)                                                                            9,806
                          5,200   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                  7/01/2033 (f)                                                                            5,462
                          4,960   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                  due 3/01/2028                                                                            5,170
--------------------------------------------------------------------------------------------------------------------------------
New York - 1.5%           2,250   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                  Series A, 5% due 11/15/2032 (b)                                                          2,312
                          2,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                  5.25% due 6/01/2022 (a)                                                                  2,545
--------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.6%               2,200   Ohio State Air Quality Development Authority Revenue Bonds (Dayton Power and
                                  Light Company Project), 4.80% due 9/01/2036 (b)                                          2,114
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.1%       1,500   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A, 5.25%
                                  due 10/01/2032                                                                           1,515
                          2,000   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                  (The School District of Philadelphia Project), 5% due 6/01/2013 (d)(g)                   2,143
                          6,500   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                  Bonds, Series B, 5.50% due 10/01/2011 (d)(g)                                             7,021
                          2,650   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1998 General
                                  Ordinance, 7th Series, 5% due 10/01/2032 (a)                                             2,729
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.5%       4,345   Providence, Rhode Island, Public Building Authority, General Revenue Bonds,
                                  Series A, 6.25% due 12/15/2010 (d)(g)                                                    4,741
                          3,355   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                  Series B, 6.50% due 7/01/2010 (b)(g)                                                     3,645
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 4.8%     3,800   Berkeley County, South Carolina, School District, Installment Lease Revenue
                                  Bonds (Securing Assets for Education Project), 5.125% due 12/01/2030                     3,879
                          2,365   Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                                  Revenue Refunding Bonds, 5% due 12/01/2029 (k)                                           2,445
                          9,200   Scago Educational Facilities Corporation for Pickens County School District,
                                  South Carolina, Revenue Bonds, 5% due 12/01/2031 (d)                                     9,443
--------------------------------------------------------------------------------------------------------------------------------
South Dakota - 1.9%       6,180   South Dakota State Health and Educational Facilities Authority Revenue Refunding
                                  Bonds, Series A, 7.625% due 1/01/2008 (f)(g)                                             6,221
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%          6,500   Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital
                                  Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.039% due
                                  1/01/2038 (m)                                                                            1,272
                          1,860   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%
                                  due 9/01/2026                                                                            1,871
                          2,280   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1, 5.95%
                                  due 7/01/2012 (f)                                                                        2,280
--------------------------------------------------------------------------------------------------------------------------------
Texas - 7.6%              9,345   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                  (School Building), 5.49% due 8/15/2029 (b)(m)                                            2,953
                         10,000   Leander, Texas, Independent School District, Capital Appreciation, GO,
                                  Refunding (School Building), 5.58% due 8/15/2035 (m)                                     2,231

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                        $ 4,475   Lewisville, Texas, Independent School District, Capital Appreciation and
                                  School Building, GO, Refunding, 4.67% due 8/15/2024 (b)(m)                          $    1,959
                          2,500   Matagorda County, Texas, Navigation District Number 1, PCR, Refunding (Central
                                  Power and Light Company Project), AMT, 5.20% due 5/01/2030 (f)                           2,576
                          5,820   North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                  5.125% due 12/15/2035 (f)                                                                6,015
                            900   North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds,
                                  Series A, 5% due 1/01/2035 (d)                                                             922
                          1,595   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                  (Professional Educators Home Loan Program), AMT, Series A-1, 5.50% due
                                  12/01/2039 (n)(o)                                                                        1,689
                          6,250   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                  First Tier, Series A, 5.50% due 8/15/2039 (a)                                            6,635
--------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.9%            3,100   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.85% due 11/01/2032 (d)         2,987
--------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.4%          10,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                  Series A, 6.10% due 2/01/2010 (a)                                                       10,520
                          2,300   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                  Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                    2,442
                          5,000   Stafford County, Virginia, EDA, Hospital Facilities Revenue Bonds (MediCorp
                                  Health System), 5.25% due 6/15/2037                                                      5,052
--------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%         2,000   Snohomish County, Washington, Public Utility District Number 001, Electric
                                  Revenue Refunding Bonds, 5.375% due 12/01/2009 (d)(g)                                    2,096
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $436,941) - 137.0%                                       452,991
--------------------------------------------------------------------------------------------------------------------------------

                                  Municipal Bonds Held in Trust (p)
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia -   10,000   District of Columbia, Ballpark Revenue Bonds, Series B-1, 5% due 2/01/2031 (b)          10,244
3.1%
--------------------------------------------------------------------------------------------------------------------------------
Florida - 4.0%            8,900   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                  Airport), AMT, Series A, 5% due 10/01/2040 (c)                                           8,911
                          4,200   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125% due
                                  1/01/2032 (b)                                                                            4,351
--------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.1%          10,250   Chicago, Illinois, Board of Education, GO (Chicago School Reform Project),
                                  5.75% due 12/01/2027 (a)                                                                10,472
                          9,100   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2021 (f)                                9,612
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.9%      5,600   Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT, Series F,
                                  5.25% due 1/01/2046 (d)                                                                  5,648
                          3,100   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                  Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2016 (a)                              3,252
                          4,000   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                  Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2018 (a)                              4,196
                          2,870   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                  Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                              3,011
--------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.4%        15,250   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (e)                    16,042
                          5,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (e)                     5,330
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                           Face
State                    Amount  Municipal Bonds Held in Trust (p)                                                      Value
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.2%   $ 3,120   Charleston Educational Excellence Financing Corporation, South Carolina,
                                  Revenue Bonds (Charleston County School District), 5.25% due 12/01/2028 (e)         $    3,299
                          2,765   Charleston Educational Excellence Financing Corporation, South Carolina,
                                  Revenue Bonds (Charleston County School District), 5.25% due 12/01/2029 (e)              2,919
                          1,010   Charleston Educational Excellence Financing Corporation, South Carolina,
                                  Revenue Bonds (Charleston County School District), 5.25% due 12/01/2030 (e)              1,065
--------------------------------------------------------------------------------------------------------------------------------
Texas - 7.9%             14,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                                  5.50% due 11/01/2033 (f)                                                                15,054
                         10,400   Travis County, Texas, Health Facilities Development Corporation, Revenue
                                  Refunding Bonds (Ascension Health Credit), Series A, 5.875% due 11/15/2009 (a)          10,983
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (Cost - $114,096 ) - 34.6%                         114,389
--------------------------------------------------------------------------------------------------------------------------------
                         Shares
                           Held   Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                          1,000   Merrill Lynch Institutional Tax-Exempt Fund, 3.32% (l)(j)                                1,000
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $1,000) - 0.3%                                       1,000
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $552,037*) - 171.9%                                          568,380

                                  Other Assets Less Liabilities - 1.6%                                                     5,308

                                  Liability for Trust Certificates, Including Interest Expense Payable - (16.9%)         (55,771)

                                  Preferred Stock, at Redemption Value - (56.6%)                                        (187,236)
                                                                                                                      ----------
                                  Net Assets Applicable to Common Stock - 100.0%                                      $  330,681
                                                                                                                      ==========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $       497,102
                                                                ===============
      Gross unrealized appreciation                             $        18,636
      Gross unrealized depreciation                                      (2,391)
                                                                ---------------
      Net unrealized appreciation                               $        16,245
                                                                ===============

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.
(e)   Assured Guaranty Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Escrowed to maturity.
(i)   Radian Insured.
(j)   Represents the current yield as of October 31, 2007.
(k)   CIFG Insured.

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                              Net        Dividend
                                                          Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax Exempt Fund          (4,318)        $81
      --------------------------------------------------------------------------

(m) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   FNMA/GNMA Collateralized.
(o)   FHLMC Collateralized.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of October 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                Notional         Unrealized
                                                                                 Amount         Appreciation
      ------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.607% and receive a floating rate based on
      1-week SIFMA Municipal Swap Index rate
      Broker, JPMorgan Chase
      Expires January 2018                                                      $ 15,000           $  83

      Pay a fixed rate of 3.8235% and receive a floating rate based on
      1-week SIFMA Municipal Swap Index rate
      Broker, JPMorgan Chase
      Expires December  2022                                                    $ 12,500              56
      ------------------------------------------------------------------------------------------------------
      Total                                                                                        $ 139
                                                                                                   =====

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock MuniEnhanced Fund, Inc.

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniEnhanced Fund, Inc.

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniEnhanced Fund, Inc.

Date: December 19, 2007